Other expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other expenses
Intermediated Money Transaction Tax			$ 1,164	$ 1,109
Corporate and social responsibility			854	823
Retirement benefits			7
Other			151	14
Other expenses	$ 874	$ 1,103	$ 2,176	$ 1,946